Segment information	12 Months Ended
Dec. 31, 2019
Segment information
Segment information

23. Segment information

The following table summarizes the Group's long-lived assets (including property and equipment, net, intangible assets, net, goodwill, operating lease right-of-use assets and other non-current assets) from the following geographic areas:

	As of December 31,
	2018	2019
	RMB	RMB
PRC, excluding Hong Kong	63,086	245,874
Hong Kong	37,542	41,233
Others	7,780	6,786
Total long-lived assets	108,408	293,893